Accounts payable for business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Jun. 01, 2022	Jan. 27, 2022	Dec. 31, 2021	Aug. 10, 2021
Accounts payable for business combination
Total	R$ 204,949			R$ 85,726	R$ 0
Current	71,650			48,923
Non-current	133,299			36,803
Total	204,949			85,726	0
Dextra
Accounts payable for business combination
Accounts payable to former shareholders (i)	0			48,817
Retained amount	34,183			30,000
Other	0			6,909
Total	34,183			85,726	0
Total	34,183			85,726	R$ 0
Somo
Accounts payable for business combination
Earn-out	61,529			0
Escrow account	20,091		R$ 23,061	0
Other	2,148			0
Total	83,768			0
Total	83,768			0
Box 1824
Accounts payable for business combination
Retained amount	9,165			0
Other	974	R$ 974		0
Total	10,139			0
Total	10,139			0
NTERSOL
Accounts payable for business combination
Retained amount	76,084
Other	775			0
Total	76,859			0
Total	R$ 76,859			R$ 0